SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2022	Aug. 31, 2022	Jun. 04, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	May 15, 2023	Apr. 18, 2023	Feb. 10, 2023	Jan. 04, 2023
Short-Term Debt [Line Items]
Market price										$ 0.32	$ 0.32	$ 0.32	$ 0.32
Common stock shares issued upon conversion of debt	6,081,484	6,081,484	8,522,125
Notes conversion description								The 2021 1-year notes (the “New Notes”), extended thorough May 2023, have an interest rate of 6% and are convertible at the lower of (i) a fixed price of $0.13, or (ii) 85% of the closing price of any Qualified Financing, which consist of any fundraising receiving gross proceeds of not less than $500,000.
Debt Interest rate								600.00%
Debt conversion price								$ 0.13
Research and development expenses				$ 149,638	$ 43,141	$ 288,642	$ 283,266	$ 977,768	$ 2,013,762
New Notes [Member]
Short-Term Debt [Line Items]
Market price				$ 0.19		$ 0.19		$ 0.48	$ 0.40
Common stock shares issued upon conversion of debt						16,781,138		17,689,085	17,312,961
Shares issued upon exercise of warrants						1,342,030		492,030	272,000
Shares issued upon exercise of outstanding options						428,000		524,000	668,000
Principal and unpaid interest				$ 2,181,548		$ 2,181,548		$ 2,299,581	$ 2,250,685
Notes conversion description								The New Notes are limited to converting no more than 4.99% of our issued an outstanding Common Stock.
2021 Notes [Member]
Short-Term Debt [Line Items]
Notes conversion description							The 2021 notes (the “New Notes”), have an average interest rate of 8% and are convertible at the lower of (i) a fixed price of $0.13, or (ii) 85% of the closing price of any Qualified Financing, which consist of any fundraising receiving gross proceeds of not less than $500,000.
Debt Interest rate						8.00%
Debt conversion price				$ 0.13		$ 0.13